9 Net Sectorial Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Net Sectorial Financial Assets And Liabilities [Abstract]
Net Sectorial Financial Assets and Liabilities

9.1       Compositions of net sectorial financial assets and liabilities balances per tariff cycle

		12.31.2019		12.31.2018
	Current	Noncurrent	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2018
Portion A
Electricity purchased for resale - CVA Energ	-	-	274,495	-
Electricity purchased for resale - Itaipu	-	-	278,072	-
Transport of energy using the transmission system - basic grid	-	-	28,100	-
Transport of energy purchased from Itaipu	-	-	8,312	-
System Service Charges - ESS	-	-	(240,248)	-
Energy Development Account - CDE	-	-	16,434	-
Proinfa	-	-	3,007	-
Other financial components
Neutrality	-	-	42,605	-
Overcontracting	-	-	(46,972)	-
Hydrological risk	-	-	(175,117)	-
Tariff refunds	-	-	(36,840)	-
CVA Angra III Adjustment	-	-	6,272	-
Other	-	-	5,429	-
	-	-	163,549	-
Sectorial financial assets - Electricity rate adjustment recoverable 2019
Portion A
Electricity purchased for resale - CVA Energ	235,192	-	176,198	176,198
Electricity purchased for resale - Itaipu	342,647	-	304,086	304,086
Transport of energy using the transmission system - basic grid	(47,214)	-	(29,307)	(29,307)
Transport of energy purchased from Itaipu	9,937	-	7,469	7,469
System Service Charges - ESS	(160,277)	-	(120,862)	(120,862)
Energy Development Account - CDE	98,722	-	71,325	71,325
Proinfa	8,528	-	(10)	(9)
Other financial components	-	-	-	-
Neutrality	29,690	-	40,212	40,211
Offset of energy surplus/deficit under CCEAR bilateral contracts	-	-	-	-
Overcontracting	(116,673)	-	(95,722)	(95,722)
Hydrological risk	(119,416)	-	(71,958)	(71,958)
Tariff refunds	(43,538)	-	(23,796)	(23,796)
Other	(448)	-	-	-
	237,150	-	257,635	257,635
Sectorial financial assets - Electricity rate adjustment recoverable 2019
Portion A
Electricity purchased for resale - CVA Energ	15,298	15,298	-	-
Electricity purchased for resale - Itaipu	225,340	225,340	-	-
Transport of energy using the transmission system - basic grid	30,126	30,126	-	-
Transport of energy purchased from Itaipu	7,227	7,227	-	-
System Service Charges - ESS	(52,336)	(52,336)	-	-
Energy Development Account - CDE	27,103	27,103	-	-
Proinfa	(30)	(30)	-	-
Other financial components	-	-	-	-
Neutrality	9,408	9,408	-	-
Offset of energy surplus/deficit under CCEAR bilateral contracts	20,096	20,096	-	-
Overcontracting	(25,725)	(25,725)	-	-
Hydrological risk	(113,872)	(113,872)	-	-
Tariff refunds	(24,215)	(24,216)	-	-
	118,420	118,419	-	-
	355,570	118,419	421,184	257,635

		12.31.2019		12.31.2018
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Tariff Review 2021
Financial components
Tariff refunds	-	(102,284)	-	(96,531)
	-	(102,284)	-	(96,531)
	-	(102,284)	-	(96,531)

Changes in Net Sectorial Financial Assets and Liabilities

9.2       Changes in net sectorial financial assets and liabilities

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	December 31, 2018	Constitution	Amortization	Updating	flags	December 31, 2019
Portion A
Electricity purchased for resale - Itaipu	886,243	533,057	(670,501)	44,528	-	793,327
Electricity purchased for resale - CVA Energ	626,891	358,200	(546,801)	29,909	(202,411)	265,788
Transport of energy using the transmission system - basic grid	(30,514)	22,917	23,688	(3,053)	-	13,038
Transport of energy purchased from Itaipu	23,250	19,531	(19,692)	1,302	-	24,391
ESS	(481,972)	(188,280)	427,177	(21,874)	-	(264,949)
CDE	159,084	110,752	(127,190)	10,282	-	152,928
Proinfa	2,989	17,396	(12,636)	719	-	8,468
Other financial components
Neutrality	123,028	(1,122)	(74,698)	1,298	-	48,506
Offset of energy surplus/deficit under CCEAR bilateral contracts	5,237	80,385	(45,430)	-	-	40,192
CVA Angra III Adjustment	6,272	-	(6,272)	-	-	-
Hydrological risk	(319,033)	(324,504)	304,197	(7,820)	-	(347,160)
Tariff refunds	(180,963)	(89,327)	83,900	(7,863)	-	(194,253)
Overcontracting	(238,416)	(22,166)	173,087	(5,774)	(74,854)	(168,123)
Others	192	(905)	294	(29)	-	(448)
	582,288	515,934	(490,877)	41,625	(277,265)	371,705
Current assets	421,184					355,570
Noncurrent assets	257,635					118,419
Noncurrent liabilities	(96,531)					(102,284)

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	December 31, 2017	Constitution	Amortization	Updating	flags	December 31, 2018
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	537,704	661,144	(348,586)	35,981	-	886,243
Electricity purchased for resale - CVA Energ (9.2.2)	497,885	710,482	(129,555)	31,053	(482,974)	626,891
Transport of energy using the transmission system - basic grid	47,239	(36,959)	(43,101)	2,307	-	(30,514)
Transport of energy purchased f rom Itaipu	12,923	21,526	(12,194)	995	-	23,250
ESS (9.2.3)	(591,408)	(302,226)	443,817	(32,155)	-	(481,972)
CDE (9.2.4)	(141,893)	231,308	69,851	(182)	-	159,084
Proinfa	(5,188)	6,111	2,024	42	-	2,989
Other financial components
Neutrality (9.2.5)	121,247	100,280	(100,661)	2,162	-	123,028
CVA Angra III Adjustment	48,193	8,482	(57,214)	6,811	-	6,272
Hydrological risk (9.2.6)	(187,928)	(310,975)	189,289	(9,419)	-	(319,033)
Tariff refunds (9.2.7)	(145,774)	(80,493)	52,290	(6,986)	-	(180,963)
Overcontracting (9.2.8)	(136,325)	(54,421)	(37,176)	(10,494)	-	(238,416)
Others	3,024	11,193	(8,892)	104	-	5,429
	59,699	965,452	19,892	20,219	(482,974)	582,288
Current assets	171,609					421,184
Noncurrent assets	171,609					257,635
Current liabilities	(192,819)					-
Noncurrent liabilities	(90,700)					(96,531)